Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on beginning on page 5.

Alan Bembenek (co-manager) has managed the fund since March 2012.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section beginning on page 15.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

SIB-F-14-01  June 10, 2014
1.918644.102

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Alan Bembenek (co-manager) has managed the fund since March 2012.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section beginning on page 15.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

SIB-S-14-01  June 10, 2014
1.918642.102

Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Alan Bembenek (co-manager) has managed the fund since May 2012.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section beginning on page 26.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

PIB-PIB-A-14-02  June 10, 2014
1.954427.102

Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
March 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Alan Bembenek (co-manager) has managed the fund since May 2012.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section beginning on page 20.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

PIB-I-PIB-AI-14-01  June 10, 2014
1.9858875.100

Supplement to the
Spartan® U.S. Bond
Index Fund
Investor Class and
Fidelity Advantage®
Class
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information for Curt Hollingsworth found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section begining on page 26.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

UBI-14-02  June 10, 2014
1.479318.123

Supplement to the
Spartan® U.S. Bond Index Fund Class F
October 30, 2013
Prospectus

The following information replaces similar information for Curt Hollingsworth found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section begining on page 18.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

UBI-F-14-01  June 10, 2014
1.924940.104

Supplement to the
Spartan® U.S. Bond
Index Fund Institutional Class and Fidelity Advantage®
Institutional Class
October 30, 2013
Prospectus

The following information replaces similar information for Curt Hollingsworth found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section begining on page 21.

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

UII-UDV-14-01  June 10, 2014
1.929869.102

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2014
Prospectus

The following information replaces similar information for Curt Hollingsworth found in each "Fund Summary" section under the heading "Portfolio Manager(s)".

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Curt Hollingsworth found in the "Fund Management" section on page 38.

Brandon Bettencourt is co-manager of Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

LBX-14-02  June 10, 2014
1.855565.110